LONG-TERM DEBT AND CREDIT FACILITY - Equipment Loan (Details) € in Millions, $ in Millions		12 Months Ended
	Jun. 27, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 27, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 23.0	$ 28.1
Caterpillar Finance Corporation Equipment Loan
Disclosure of detailed information about borrowings [line items]
Outstanding amount	$ 23.3			€ 20.5
Interest rate	5.23%			5.23%
Borrowing costs capitalised	$ 0.3